Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
3.4. PROPERTY, PLANT AND EQUIPMENT
Movements under property, plant and equipment in the consolidated statement of financial position for 2025 and 2024 are set out below:

Movements during 2025 (million euro)	Land and buildings	Plant and machinery	Fixtures, fittings, tooling and furniture	Total
Investment: Balance at 01.01.2025	186	755	436	1,377
Additions	66	151	209	426
Disposals	—	(38)	(38)	(76)
Scope changes and transfers	33	(86)	(5)	(58)
Foreign exchange effect	(6)	(41)	(26)	(73)
Balances at 12.31.2025	279	741	576	1,596
Accumulated depreciation and impairment losses at 01.01.2025	(42)	(367)	(196)	(605)
Depreciation charge	(6)	(111)	(57)	(174)
Disposals	—	80	48	128
Scope changes and transfers	—	45	1	46
Foreign exchange effect	2	12	7	21
Balances at 12.31.2025	(46)	(341)	(197)	(584)
Carrying amount at 12.31.2025	233	400	379	1,012

Movements during 2024 (million euro)	Land and buildings	Plant and machinery	Fixtures, fittings, tooling and furniture	Total
Investment: Balance at 01.01.2024	106	523	495	1,124
Additions	75	80	163	318
Disposals	(3)	(49)	(25)	(77)
Scope changes and transfers	5	185	(207)	(17)
Foreign exchange effect	3	16	10	29
Balances at 12.31.2024	186	755	436	1,377
Accumulated depreciation and impairment losses at 01.01.2024	(35)	(323)	(172)	(530)
Depreciation charge	(6)	(104)	(27)	(137)
Disposals	2	66	12	80
Scope changes and transfers	(2)	(2)	(6)	(10)
Foreign exchange effect	(1)	(4)	(3)	(8)
Balances at 12.31.2024	(42)	(367)	(196)	(605)
Carrying amount at 12.31.2024	144	388	240	772
Significant changes in 2025 and 2024 by business line were as follows:
Additions:

(Million euro)	2025	2024
Construction	179	117
Energy	174	107
Other businesses	73	94
TOTAL	426	318
In 2025, additions mainly correspond to the Construction business (EUR 179 million) due to the acquisition of machinery and other equipment, and to the Energy business line (EUR 174 million), fundamentally due to the acquisition of the Milano Solar, LLC project. This newly launched project involves the development, construction, financing, operation, and maintenance of a 250MW solar photovoltaic facility located in Milam County, Texas, with an expected operational lifespan of 40 years. The development of the solar plant in Poland also stands out among the main additions. Finally, within other businesses, worth mentioning, among other acquisitions, are the additions related to the purchase of two plots of land in Spain for data center development.
In 2024, additions mainly related to the Construction business line (EUR 117 million) due to the acquisition of machinery and other equipment, and to the Energy business line (EUR 107 million), particularly the Misae Solar IV project in the United States, a solar SPV project (257MW) in Leon
County, Texas, where the company will perform the design, construction and plant operation, the construction of the Centella project electricity transmission infrastructure in Chile, and a solar plant of 60MW in Poland. Finally, the main additions in other businesses related to the purchase of a plot of land in Spain for data center development.
Cash flow effect:
The 2025 impact on cash flows arising from additions to property, plant and equipment amounted to EUR -486 million (EUR -282 million in 2024), primarily related to the Construction and Energy business lines.
Disposals due to sales or retirement:
As of December 31, 2025, disposals due to sales or retirement amount to EUR 76 million (EUR 77 million in 2024). Approximately EUR 57 million of this amount (EUR 64 million in 2024) relates to Construction, mainly plant, machinery and other equipment.
Other disclosures relating to property, plant and equipment:
The Group has taken out insurance policies to cover the possible risks to which its property, plant and equipment are subject and any claims that may be brought in the course of business. These policies are considered to provide sufficient coverage for the related risks.
Within the Scope changes section of the table, the transfer to assets held for sale is included, mainly relating to assets from the Energy business (see note 1.1.3).
Property, plant and equipment under construction totaled EUR 292 million in 2025 (EUR 144 million in 2024).
At December 31, 2025 and 2024, no significant property, plant or equipment were subject to ownership restrictions or pledged as collateral for liabilities.